Share Capital (Other employee long-term incentives) (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restricted share units ("RSU")
Disclosure of classes of share capital [line items]
Shares outstanding	1,968,591	1,666,825
Granted	724,984	851,453
Forfeiture	(56,302)	(201,954)
Settled	(469,089)	(347,733)
Shares outstanding	2,168,184	1,968,591
Deferred share units ("DSU")
Disclosure of classes of share capital [line items]
Shares outstanding	864,845	688,427
Granted	165,772	176,418
Forfeiture	0	0
Settled	(119,189)	0
Shares outstanding	911,428	864,845
Performance share units ("PSU")
Disclosure of classes of share capital [line items]
Shares outstanding	1,234,018	1,082,153
Granted	490,034	475,623
Forfeiture	(59,162)	(75,892)
Settled	(335,235)	(247,866)
Shares outstanding	1,329,655	1,234,018